Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. retail deposits:
Savings accounts - Direct	$ 18,713	$ 14,649
Certificates of deposit - Direct	725	893
Certificates of deposit - Third party	8,851	10,781
Sweep accounts - Third party	11,360	10,948
Other deposits	154	627
Total customer deposits	$ 39,803	$ 37,898